Income Taxes - Summary of Reconciliation of Income Tax Recovery for Continuing and Discontinued Operations Recognized in Consolidated Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Net loss before tax from continuing operations	$ (234,461)	$ (259,465)	$ (136,252)
Net income before tax from discontinued operations	$ 27,512	$ 1,550	$ 1,464
Combined Canadian statutory income tax rate	26.60%	26.70%	26.80%
Income tax at combined income tax rate	$ (55,048)	$ (68,863)	$ (36,123)
Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	31,962	29,693	35,568
Effect of tax rate differences in foreign subsidiaries	4,989	4,481	(2,513)
Non-deductible or taxable items	(696)	6,074	(1,132)
Change in tax rate	1,609	242	(6,175)
Write off of previously recognized tax losses		22,415
Non-deductible loss (taxable gain) on debt renegociation	24,572	(8,784)
Recognition of previous years unrecognized deferred tax assets			(1,221)
Research and development tax credit	(740)	(5,072)	(4,193)
Foreign withholding tax			1,039
Non-taxable gain on disposition of subsidiary (note 5)	(6,903)
Other	59	(205)	(2)
Total income tax recovery	$ (196)	$ (20,019)	$ (14,752)